Financial instruments classification	6 Months Ended
Jun. 30, 2020
Financial instruments classification
Financial instruments classification

17.Financial instruments classification

		June 30, 2020				December 31, 2019
				At fair value				At fair value
		Amortized	At fair value	through		Amortized	At fair value	through profit
Financial assets		cost	through OCI	profit or loss	Total	cost	through OCI	or loss	Total
Current
Cash and cash equivalents		12,113	—	—	12,113	7,350	—	—	7,350
Short-term investments		—	—	93	93	—	—	826	826
Derivative financial instruments		—	—	97	97	—	—	288	288
Accounts receivable		2,570	—	27	2,597	2,452	—	77	2,529
Related parties		302	—	—	302	319	—	—	319
		14,985	—	217	15,202	10,121	—	1,191	11,312
Non-current
Judicial deposits		2,070	—	—	2,070	3,133	—	—	3,133
Restricted cash		152	—	—	152	151	—	—	151
Derivative financial instruments		—	—	63	63	—	—	184	184
Investments in equity securities		—	428	—	428	—	726	—	726
Loans		65	—	—	65	87	—	—	87
Related parties		1,592	—	—	1,592	1,600	—	—	1,600
		3,879	428	63	4,370	4,971	726	184	5,881
Total of financial assets	18,864	428	280	19,572	15,092	726	1,375	17,193
Financial liabilities
Current
Suppliers and contractors		2,934	—	—	2,934	4,107	—	—	4,107
Leases		220	—	—	220	225	—	—	225
Derivative financial instruments		—	—	525	525	—	—	94	94
Loans and borrowings		988	—	—	988	1,214	—	—	1,214
Interest on capital		1,159	—	—	1,159	1,571	—	—	1,571
Related parties		744	—	—	744	980	—	—	980
		6,045	—	525	6,570	8,097	—	94	8,191
Non-current
Leases		1,432	—	—	1,432	1,566	—	—	1,566
Derivative financial instruments		—	—	881	881	—	—	307	307
Loans and borrowings		15,915	—	—	15,915	11,842	—	—	11,842
Related parties		940	—	—	940	956	—	—	956
Participative stockholders' debentures		—	—	2,061	2,061	—	—	2,584	2,584
Financial guarantees		—	—	543	543	—	—	525	525
		18,287	—	3,485	21,772	14,364	—	3,416	17,780
Total of financial liabilities		24,332	—	4,010	28,342	22,461	—	3,510	25,971